Cost of Sales, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2019
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of Sales, Selling Expenses and Administrative Expenses

21.Cost of Sales, Selling Expenses and Administrative Expenses

Cost of sales represents primarily the production cost of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs are sold and became available for broadcast (see Note 8). Such cost of sales also includes benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses for the years ended December 31, 2019, 2018 and 2017, were as follows:

	2019		2018		2017
Cost of sales	Ps.	16,035,227	Ps.	14,147,169	Ps.	13,329,335
Selling expenses		1,695,616		1,694,966		1,270,529
Administrative expenses		3,809,379		4,436,746		4,441,084
	Ps.	21,540,222	Ps.	20,278,881	Ps.	19,040,948

The amounts of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses for the year ended December 31, 2019, were as follow:

	2019
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	410,354
Expenses relating to short-term leases and leases of low-value assets		213,390
Total	Ps.	623,744

Expenses related to short -term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2019, 2018 and 2017, were as follows:

	2019		2018		2017
Short-term employee benefits	Ps.	16,821,651	Ps.	16,000,255	Ps.	16,124,608
Other short - term employee benefits		1,210,671		949,294		1,775,854
Share-based compensation		1,129,644		1,327,549		1,489,884
Post-employment benefits		259,064		171,156		158,905
	Ps.	19,421,030	Ps.	18,448,254	Ps.	19,549,251